DEFERRED TAX - Additional Information (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	£ 292	£ 323
Gross tax losses and other temporary differences available for offset against future profits	10,456	10,040
Gross tax losses and other temporary differences, deferred tax assets that have been recognised	2,143	2,313
Unrecognised temporary differences	8,313	7,727
Losses carried forward	6,685	7,568
Temporary differences, deferred tax liabilities that have not been recognised	1,243	1,286
Expires Within One To Ten Years
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Losses carried forward	£ 1,501	77
Bottom of Range
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognised temporary differences, period	1 year
Top of Range
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognised temporary differences, period	10 years
United Kingdom
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	£ 74	£ 76
Estimated recoverable period, deferred tax assets	9 years	6 years
Sensitivity analysis for income tax percent, reasonably possible change in risk variable, percent	10.00%
Sensitivity analysis for income tax percent, reasonably possible change in risk variable, period	1 year